Short-Term Investments	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Short-Term Investments
4.	SHORT-TERM INVESTMENTS

Short-term investments as of December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Time deposits	19,902,659	11,082,298
Wealth management products	483,807	434,006
Exchange traded fund products	700,623	—

Total Short-term investments	21,087,089	11,516,304